Share Capital	12 Months Ended
Jun. 30, 2022
Share Capital [Abstract]
Share Capital
11.	Share Capital

Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value.

Common shares issued and outstanding as at June 30, 2022, 2021 and 2020 are as follows:

	Number of common shares	Amount
	#	$
Balance, June 30, 2019	13,007,956	5,745,215
Shares issued from exercise of warrants (a)	50	154
Balance, June 30, 2020	13,008,006	5,745,369
Shares issued from exercise of warrants (b)	2,170	4,883
Balance, June 30, 2021	13,010,176	5,750,252
Shares issued on initial public offering (c)	3,680,000	34,988,520
Shares issue costs (b)	-	(4,233,129)
Shares issued on conversion of debentures (d)	751,163	857,399
Shares issued on vesting of restricted share units (e)	240,000	1,950,645
Shares issued from exercise of warrants (f)	243,419	419,946
Balance, June 30, 2022	17,924,758	39,733,633

Share capital transactions for the year ended June 30, 2020

(a)	During the year ended June 30, 2020, 50 common shares were issued as a result of the exercise of Warrants for cash proceeds of $113.

Share capital transactions for the year ended June 30, 2021

(b)	During the year ended June 30, 2021, 2,170 common shares were issued as a result of the exercise of Warrants for cash proceeds of $4,883.

(c)	On November 23, 2021, the Company completed the IPO through the issuance of 3,680,000 common shares, including 480,000 common shares issued under the underwriters’ over-allotment option, at a price of $9.51 (USD $7.50) per share for gross proceeds of $34,988,520 (USD $27,600,000). In connection with the IPO, the Company granted the underwriters 184,000 Finders’ Warrants with each Finders’ Warrant exercisable into one common share of the Company at the price of USD $9.375 until November 23, 2026 (see Notes 10 and 14). In addition, the Company paid total issuance costs of $2,995,448 comprised of (i) a cash commission of $2,624,139 to the underwriters, (ii) underwriters’ fees of $304,248, and (iii) other closing expenses of $67,061.

(d)	On November 23, 2021, the Company also issued 751,163 common shares for the conversion of all outstanding Debentures at a conversion price of $1.25 per common share. The total amount of $863,294 was transferred from derivative liability to share capital.

(e)	On January 9, 2022, the Company issued 240,000 common shares as a result of the vesting of restricted share units (“RSUs”). These common shares were valued at an amount of $1,950,645. See Note 12 for more details.

(f)	During the year ended June 30, 2022, 243,419 common shares were also issued as a result of the exercise of Warrants for cash proceeds of $365,114.

Flow-Through Shares

Flow-through share arrangements involve resource expenditure deductions for income tax purposes which are renounced to purchasers of common shares in accordance with income tax legislation. Each flow-through share entitles the holder to a 100% tax deduction in respect of qualifying Canadian Exploration Expenses (“CEE”) as defined.

The value of the flow-through share liability was determined using the residual value method, after determining the fair value of the common shares and common shares purchase warrants attached to the Flow-Through Share Unit Financing. The Flow-Through Share Unit Financing premium established the flow-through share liability value at $71,249 as at June 30, 2019.

During the year ended June 30, 2020, the Company satisfied all of its flow-through obligations and recognized a recovery on the statement of loss and comprehensive loss for the full amount of the flow-through share liability.